Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes	Income (loss) before provision for income taxes was as follows:
	Year ended	Three months ended	Year ended
	December 31	December 31	September 30,
	2025	2024	2024

United States – continuing operations	76,610	(160,630)	(7,378)
United States – discontinued operations	-	-	(261)
Foreign – discontinued operations	2,030	(158)	(880)
Income (loss) before income taxes	78,640	(160,788)	(8,519)

Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate	The reconciliations of the statutory income tax rate and the Company’s effective income tax rate were as follows:
	Year ended	Three months ended	Year ended
	December 31	December 31	September 30,
	2025	2024	2024

Statutory federal income tax rate	21%	21%	21%
State tax	7.1%	7.1%	6%
Foreign rate different rates	0.0%	0.0%	(0.2)%
Permanent differences	0.0%	0.0%	(0.9)%
Change in valuation allowance	(28.1)%	(28.1)%	(25.9)%
Effective tax rate	0.0%	0.0%	0.0%
	Year ended	Three months ended	Year ended
	December 31	December 31	September 30,
	2025	2024	2024

Income (loss) from continuing operation before income taxes	76,610	(160,630)	(7,378)
U.S federal statutory income tax rate	21%	21%	21%
Income tax (benefit) computed at the statutory income tax rate	16,088	(33,734)	(1,429)
State tax, net of federal benefit	5,439	(11,421)	(484)
Discontinued operations	572	-	-
Deferred taxes assets recognition for prior years	(296)	(27)	(163)
Change in valuation allowance	(21,794)	45,182	2,076
	9	-	-

Schedule of Significant Components of the Company’s Deferred Tax Assets	Deferred taxes result primarily from noncapital loss carryforwards. Significant components of the Company’s deferred tax assets are as follows:
	December 31	December 31
Composition of deferred tax assets:	2025	2024

Operating loss carry-forwards	16,582	8,394
Accrued directors’ compensation	-	147
Stock-based compensation	720	720
Income (loss) from change in fair value – derivative liabilities	8,394	39,694
Impairment of digital assets	1,221	-
Allowance for credit losses	12	11
Unrealized foreign currency exchange loss	-	1
Capitalized SPAC acquisition related professional fee	1,262	1,262
Operating lease liabilities	120	-
Other temporary differences	240	-
Total deferred tax assets	28,551	50,229

Composition of deferred tax liabilities:
Right-of-use asset	116	-
Intangible assets	647
Total deferred tax liabilities	763	-

Net deferred tax assets	27,788	50,229
Valuation allowance	(28,435)	(50,229)
	(647)	-